Assumptions used in Accounting for Gratuity (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Compensation And Retirement Disclosure [Abstract]
Discount rate	8.75%	9.24%	9.00%
Rate of increase in compensation	7.00%	7.00%
Rate of increase in compensation			10% for first year and 7% thereafter